CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowances (in dollars)	$ 102	$ 245
REDEEMABLE CONVERTIBLE PREFERRED STOCK, par value (in dollars per share)	$ 0.0001	$ 0.0001
REDEEMABLE CONVERTIBLE PREFERRED STOCK, shares authorized	0	66,441,184
REDEEMABLE CONVERTIBLE PREFERRED STOCK, shares issued	0	65,055,472
REDEEMABLE CONVERTIBLE PREFERRED STOCK, shares outstanding	0	65,055,472
REDEEMABLE CONVERTIBLE PREFERRED STOCK, liquidation preference (in dollars)	0	47,339
Series A convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Series A convertible preferred stock, shares authorized	5,000,000	3,780,000
Series A convertible preferred stock, shares issued	0	1,928,479
Series A convertible preferred stock, shares outstanding	0	1,928,479
Series A convertible preferred stock, liquidation preference (in dollars)	$ 0	$ 482
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	120,400,000
Common stock, shares issued	33,152,592	4,647,731
Common stock, shares outstanding	33,152,592	4,647,731